Cover	Aug. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2022
Entity File Number	000-50755
Entity Registrant Name	OPTIMUMBANK HOLDINGS, INC.
Entity Central Index Key	0001288855
Entity Tax Identification Number	55-0865043
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2929 East Commercial Boulevard
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	954
Local Phone Number	776-2332
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	OPHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false